Financing Agreements - Financing Agreements, at Fair Values Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financing Agreements [Line Items]
Financial instruments	$ 6,378,782	$ 4,336,976
Financing Agreement
Financing Agreements [Line Items]
Cash collateral pledged	10,200	$ 7,200
Non-mark-to-market financing secured by residential whole loans
Financing Agreements [Line Items]
Financial instruments	$ 559,800
Minimum | Non-mark-to-market financing secured by residential whole loans
Financing Agreements [Line Items]
Facility maturity period	5 months
Extension term	16 months
Maximum | Non-mark-to-market financing secured by residential whole loans
Financing Agreements [Line Items]
Facility maturity period	45 months
Extension term	42 months